ADVANCE TO SELLERS (Tables)	12 Months Ended
Mar. 31, 2021
ADVANCE TO SELLERS
Schedule of advances to sellers

	March 31,	March 31,
	2020	2021
	RMB	RMB
Advance to sellers	134,214	—
Less: provision for credit losses	(1,688)	—
	132,526	—

Summary of movement of allowance

	For the three	For the fiscal
	months ended	year ended
	March 31,	March 31,
	2020	2021
	RMB	RMB
Beginning balance of the period	—	(1,688)
Cumulative effect of adopting ASU 2016-13	(31,577)	—
Addition	(65,659)	(48,989)
Write-off	95,548	50,677
Ending balance of the period	(1,688)	—